Business Combination - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 01, 2020 CNY (¥) shares	Sep. 01, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Nov. 01, 2020 USD ($)	Nov. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Goodwill				$ 18,195	¥ 118,724			¥ 26,231	¥ 16,412
Customer Relationships [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets						$ 1,057	¥ 6,900
Common Class A [member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares	281,703
Fair value of Class A ordinary shares to be issued, business acquisition | shares				281,703
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill								¥ 9,819
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill					92,829		88,216
Food delivery meituan [Member] | 2019 Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill			¥ 9,819
Shanghai Xian Qiao [Member] | 2019 Acquisitions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			19,050
Fair value of contingent consideration			33,698
Cash consideration transferred			22,533
Extinguishment of pre-existing loan			¥ 11,165
Haikou Cheng Tu [Member]
Business Acquisition [Line Items]
Goodwill					4,613
Haikou Cheng Tu [Member] | 2020 Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill					4,613
Cash consideration transferred		¥ 10,000
Business acquisition, equity interest		51.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets				$ 444	2,900
Shenzhen Lailai [Member]
Business Acquisition [Line Items]
Goodwill					¥ 88,216
Shenzhen Lailai [Member] | Common Class A [member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares	1,076,056
Shenzhen Lailai [Member] | 2020 Acquisitions [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration							¥ 62,500
Cash consideration transferred	¥ 40,300
Business acquisition, equity interest						54.22%	54.22%
Shenzhen Lailai [Member] | 2020 Acquisitions [Member] | Common Class A [member]
Business Acquisition [Line Items]
Common stock shares subscribed but not issued | shares				281,703	281,703
Business acquisition share price | $ / shares				$ 10